FAIR VALUE MEASUREMENTS (Details) - TKB CRITICAL TECHNOLOGIES 1 - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value Level 1
Public warrants	$ 249,550	$ 5,520,000
Fair Value, Level 2
Private placement warrants	$ 233,275	$ 5,160,000
Public
Warrant, fair value disclosure (in dollars per warrant)	$ 0.02	$ 0.48
Private Placement
Warrant, fair value disclosure (in dollars per warrant)	$ 0.02	$ 0.48